UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jess S. Morgan & Co., Inc.
Address: 16830 Ventura Blvd., Suite 411

         Encino, CA  91436-1720

13F File Number:  28-11862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gary Levenstein
Title:     President, Investment Division
Phone:     818-783-2409

Signature, Place, and Date of Signing:

     /s/ Gary Levenstein     Encino, CA     April 17, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $113,439 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIED CAP CORP NEW            COM              01903Q108      404    14025 SH       SOLE                    14025        0        0
AMERICAN INTL GROUP INC        COM              026874107     3903    58068 SH       SOLE                    58068        0        0
AMGEN INC                      COM              031162100     3677    65805 SH       SOLE                    65805        0        0
APPLE INC                      COM              037833100     3555    38265 SH       SOLE                    38265        0        0
BROADCOM CORP                  CL A             111320107     3604   112384 SH       SOLE                   112384        0        0
CHEESECAKE FACTORY INC         COM              163072101     4083   153224 SH       SOLE                   153224        0        0
CISCO SYS INC                  COM              17275R102     3843   150530 SH       SOLE                   150530        0        0
CITIGROUP INC                  COM              172967101     3664    71375 SH       SOLE                    71375        0        0
COLDWATER CREEK INC            COM              193068103     2767   136460 SH       SOLE                   136460        0        0
COLGATE PALMOLIVE CO           COM              194162103     3848    57610 SH       SOLE                    57610        0        0
DISNEY WALT CO                 COM DISNEY       254687106      202     5863 SH       SOLE                     5863        0        0
ELITE PHARMACEUTICALS INC      CL A NEW         28659T200     1178   501472 SH       SOLE                   501472        0        0
ENDEAVOUR INTL CORP            COM              29259g101     1639   811335 SH       SOLE                   811335        0        0
FAMOUS DAVES AMER INC          COM              307068106     5139   284066 SH       SOLE                   284066        0        0
GENERAL ELECTRIC CO            COM              369604103     4037   114155 SH       SOLE                   114155        0        0
INDIA FD INC                   COM              454089103     3379    88607 SH       SOLE                    88607        0        0
ISHARES TR                     DJ US ENERGY     464287796      235     2250 SH       SOLE                     2250        0        0
JABIL CIRCUIT INC              COM              466313103     2263   105690 SH       SOLE                   105690        0        0
JOHNSON & JOHNSON              COM              478160104     4124    68445 SH       SOLE                    68445        0        0
KONA GRILL INC                 COM              50047h201     3544   230120 SH       SOLE                   230120        0        0
LEGG MASON INC                 COM              524901105     3087    32765 SH       SOLE                    32765        0        0
LINEAR TECHNOLOGY CORP         COM              535678106     3163   100120 SH       SOLE                   100120        0        0
MALAYSIA FD INC                COM              560905101       92    10600 SH       SOLE                    10600        0        0
MATHSTAR INC                   COM              576801203     2373   862734 SH       SOLE                   862734        0        0
MEDTRONIC INC                  COM              585055106     3585    73065 SH       SOLE                    73065        0        0
MSC INDL DIRECT INC            CL A             553530106     3091    66210 SH       SOLE                    66210        0        0
PEPSICO INC                    COM              713448108     3712    58400 SH       SOLE                    58400        0        0
POWERSHARES ETF TRUST          WNDRHLL CLN EN   73935x500      113     6000 SH       SOLE                     6000        0        0
PROCTER & GAMBLE CO            COM              742718109     3616    57259 SH       SOLE                    57259        0        0
QUALCOMM INC                   COM              747525103     2340    54850 SH       SOLE                    54850        0        0
SINGAPORE FD INC               COM              82929L109      175    10650 SH       SOLE                    10650        0        0
SOUTHWEST AIRLS CO             COM              844741108     2964   201660 SH       SOLE                   201660        0        0
SUNTECH PWR HLDGS CO LTD       ADR              86800C104     2726    78770 SH       SOLE                    78770        0        0
TEMPLETON DRAGON FD INC        COM              88018t101     4054   178275 SH       SOLE                   178275        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     3909   104425 SH       SOLE                   104425        0        0
TURKISH INVT FD INC            COM              900145103     2734   156665 SH       SOLE                   156665        0        0
VERIFONE HLDGS INC             COM              92342Y109     4485   122095 SH       SOLE                   122095        0        0
VISION-SCIENCES INC DEL        COM              927912105      915   847385 SH       SOLE                   847385        0        0
VITAL IMAGES INC               COM              92846N104     4223   126965 SH       SOLE                   126965        0        0
WALGREEN CO                    COM              931422109     2994    65245 SH       SOLE                    65245        0        0